                                 Wanger Advisors Trust   1997 Semi-Annual Report


                           [SQUIRREL WANGER 97 LOGO]

        Wanger Advisors Trust
        1997 Semi-Annual Report
        Contents

1       Squirrel Chatter
3       Funds at a Glance
4       Performance Review
        Wanger U.S. Small Cap
6       Performance Review
        Wanger International
        Small Cap
8       Statement of Investments
        Wanger U.S. Small Cap
12      Statement of Investments
        Wanger International
        Small Cap
16      Portfolio Diversification
        Wanger International
        Small Cap
17      Statements of Assets
        and Liabilities
18      Statements of Operations
19      Statements of Changes in
        Net Assets
20      Financial Highlights
        Wanger U.S. Small Cap
21      Financial Highlights
        Wanger International
        Small Cap
22      Notes to Financial Statements


Wanger Asset Management, L.P.,
("WAM") is one of the leading
global small-cap equity managers
in the U.S. with 27 years of small-cap
investment experience. WAM
manages over $6 billion in equities
and is the investment adviser to
Wanger U.S. Small Cap, Wanger
International Small Cap, Acorn Fund,
Acorn International and Acorn USA.

WAM uses a unique style of catch-
ing trends with small, attractively-
priced niche companies. For
more complete information about
our funds including the Acorn
Funds, fees and expenses, call
WAM Brokerage Services, L.L.C.,
distributor, at 1-800-5WANGER for a
prospectus. Read it carefully
before you invest or send money.

                           [SQUIRREL WANGER 97 LOGO]

                Wanger Advisors Trust   1997 Semi-Annual Report
--------------------------------------------------------------------------------
[LOGO] Squirrel Chatter

Mr. Wanger identified the investment concept of "downstream technology" in 1970, all the while wondering whether the idea had already run its course. 27 years later, he defined the idea for investors in his book, A Zebra in Lion Country:
"Going downstream - investing in the businesses that will benefit from new technology rather than in the technology companies themselves - is often the smarter strategy."

     We thought our readers would find this excerpt from A Zebra in Lion Country interesting, as it shows how Mr. Wanger's 27-year-old investment philosophy still applies today.

     The Users, Not the Makers

I seldom own the companies that develop the new technologies, however - the makers of the computers and the semiconductor chips that go into them. Semiconductors are what really make computers, cellular phones, fax machines, and much else possible. But Motorola and Intel have never been in our portfolio. Intel and Motorola have done well, but other semiconductor makers, such as Fairchild, failed at the game, and anyway, Intel's and Motorola's customers have made more money than they have. New products are dangerous, especially in the computer field, where obsolescence comes fast and technological breakthroughs bring price slashing every year.

     What I have always looked for instead are the downstream users of new technologies. I've bought the stocks of companies that buy, use, and exploit the computers and electronics to reduce costs, revitalize their businesses, and add functionality to their products. Even new industries emerge as people figure out ways to use these devices. (And some industries and enterprises can be made obsolete. I believe that the New York Stock Exchange, since we no longer need a hub to create a trading network, is an anachronism that is taking a very long time to die.)

     I may never have owned semiconductor companies, but I've made a considerable amount of money in cellular phone companies - LIN Broadcasting, Mobile Communications, and Telephone & Data Systems - that use the chips. I didn't buy VCR makers, but I have owned companies like Electronic Arts and Sierra On-line, which make those video games that keep kids away from useful activities. Television is also dependent on semiconductors, but broadcasting stations have made more profit than the entire semiconductor industry put together. There is no comparing the genius it takes to run a television station. But I'm afraid that when you compare profit margins, it just proves the point that in this world the stupid people can make all the money. Most of the folks running electronics companies are indeed geniuses, and they've got a building full of even smarter geniuses out back, working like crazy to invent new stuff. But they end up struggling; they have problems in the competitive world. There's usually some nerd in Austin or Aoyama who's a little bit ahead of them. The geniuses cancel each other out. Even if you invent a brand new sixteen-meg chip, you'll still be surrounded by competitors. But if you have the only channel that can show Home Improvement at 7 p.m., you have a monopoly. All you have to do to run a cable company is get a license from the city and be mean to your customers.

     Since the Industrial Revolution began, going downstream - investing in businesses that will benefit from new technology rather than investing in the technology companies themselves - has often proved the smarter strategy. The railroad, the product of the transforming technology of the steam locomotive, one of the greatest inventions in history, was obviously of supreme importance to the United States and its economy. But the makers of the locomotives, like Baldwin and American

                                                                     (continued)

                Wanger Advisors Trust   1997 Semi-Annual Report
--------------------------------------------------------------------------------
[LOGO] Squirrel Chatter (continued)

"One future downstream possibility has me worried. Some day you'll be able to go into a computer store and pay $80 for a "Portfolio Manager" program, and I'll be out of business."

Locomotive Works, were not terribly profitable.The railroads themselves were moderately profitable for a while, but in the end most of them fared poorly or went broke. (Their capital came mostly from abroad, an international wealth transfer, a sort of Marshall Plan in reverse. The savings in English and Scottish trusts moved over here, and the net return to all those investors was probably zero.)

     Those who really made money out of the new technology were not the transportation people but those who bought real estate in Chicago in the 1880's and 1890's. As the railroad came in and created a city of 3 million people, land values skyrocketed. The railroads that were most successful were those that secured land grants from the government to build the tracks and thus owned some enormously valuable real estate. So the manufacturer who built the steam locomotive made $5, the tycoon who built the railroad made $50, and the land speculator who bought land that later became downtown Wichita made $500.

     Similarly, when jet planes - larger and faster than the props - came on the scene, they changed the airline business, but it wasn't the jet-engine makers General Electric, Pratt and Whitney, and Rolls-Royce that benefited most. In that instance it was the airlines that reaped the profits for a while; I know, because I did well in airline stocks back then, when the big carriers could actually make money. Now the airline industry is barely breaking even, and airline stocks are only speculations. But think of what the jet plane made possible!

     Also in the postwar era, air-conditioning changed the way we all live, but you didn't make much money investing in Carrier and the other makers. But downstream, you could have made a fortune, for air conditioners created the New South. In 1930 the population of Houston was six men and a dog, and the dog was dead. Houston was in a basically uninhabitable part of the world. But then came air conditioners, which made southern California, Texas, and Arizona boom areas. Phoenix is a thriving city, in spite of the fact that it gets to 116 degrees in the summer. Without air-conditioning it would still be a trading post. So Carrier made a moderate amount of money, but the big money came to the fellows who owned the land, built the tract houses, created the stores (like Phoenix's Goldwater's), and opened the restaurants.

     Recognizing a transforming technology and then investing downstream from it should be a key concept for any direct stock investor.

From A Zebra in Lion Country by Ralph Wanger with Everett Mattlin. Copyright (C) 1997 by Ralph Wanger. Published by Simon & Schuster, New York, $25.00. Reprinted by permission.

[PHOTO]
Ralph Wanger
President

                                 Wanger Advisors Trust   1997 Semi-Annual Report
--------------------------------------------------------------------------------
Funds at a Glance

--------------------------------------------------------
Wanger U.S. Small Cap
Results to June 30, 1997

                          2nd qtr       Last        Last
                                    6 months   12 months
Wanger U.S. Small Cap       16.7%      12.3%       24.4%
Russell 2000                16.2%      10.2%       16.3%
S&P MidCap 400              14.7%      13.0%       23.3%
S&P 500                     17.5%      20.6%       34.7%
Dow Jones                   17.1%      20.1%       38.5%

Net Asset Value per share as of 6/30/97           $18.62


The Russell 2000 is formed by taking 3,000 companies and then eliminating the largest 1,000 leaving a good small company index. The S&P MidCap 400 is a market value-weighted index of 400 stocks that are in the next tier down from the S&P
500. The S&P 500 is a broad market-weighted average, still blue chip dominated. The Dow Jones Industrial Average includes 30 large companies. All indices are unmanaged and include reinvested dividends.

--------------------------------------------------------
Wanger International Small Cap
Results to June 30, 1997

                          2nd qtr       Last        Last
                                    6 months   12 months

Wanger Int'l Small Cap       6.6%      10.2%       13.9%
EAFE                        13.0%      11.2%       12.8%
Lipper International
 Small Co. Funds Average     7.3%      10.4%       13.5%
Lipper International
 Funds Average              11.1%      12.5%       16.5%

Net Asset Value per share as of 6/30/97           $19.07


EAFE is Morgan Stanley's Europe, Australia and Far East Index, an index of companies throughout the world in proportion to world market capitalization, excluding the U.S. and Canada. The Lipper International Small Company Funds Average is calculated from the performance of a group of small company international funds. The Lipper International Funds Average is an average of all international funds tracked by Lipper Analytical Services. All indices are unmanaged and include reinvested dividends.

--------------------------------------------------------
Wanger U.S. Small Cap Top 5 Industries
As a % of net assets, as of 6/30/97

Information                                        25.1%
Energy/Minerals                                    18.8%
Industrial Goods/Services                          16.7%
Finance                                            12.7%
Health Care                                        11.6%

--------------------------------------------------------
Wanger International Small Cap Top 5 Countries
As a % of net assets, as of 6/30/97

United Kingdom                                     17.0%
Japan                                              13.2%
Australia                                           6.0%
Singapore                                           5.6%
Sweden                                              5.5%

--------------------------------------------------------
Wanger U.S. Small Cap Top 10 Holdings



HealthCare Compare            5.2%
PPO Network

CalEnergy                     5.2%
Power Plants

C-Tec                         4.1%
Cable TV/Local Telephone

Data Transmission             3.9%
Data Services for Farmers

Coast Savings                 3.6%
California Savings & Loan


Wackenhut                     3.2%
Prison Management

Tesoro Petroleum              3.2%
Oil Refinery/Gas Reserves

Kronos                        3.2%
Time Accounting
Software & Clocks

Applied Industrial            2.8%
Distributes Industrial
Components

Host Marriott Services        2.7%
Runs Airport Restaurants

--------------------------------------------------------
Wanger International Small Cap Top 10 Holdings

Genting International         2.9%
Cruise Line - Singapore

Tyndall Australia             2.6%
Money Management/
Insurance - Australia

Kempen                        2.5%
Stock Brokerage/Investment
Management - Netherlands

TT Tieto                      2.3%
Computer Services/
Consulting - Finland

Li and Fung                   2.0%
Sourcing of Consumer
Goods - Hong Kong


Euro Money                    1.9%
Publications
Financial Publications/
Databases - United Kingdom

Shinki                        1.9%
Corporate/Consumer
Lending - Japan

Venture Manufacturing         1.9%
Contract Electronics
Manufacturer - Singapore

St James Place                1.8%
Life Insurance -
United Kingdom

Vanda Systems                 1.8%
Systems Integrator -
Hong Kong

--------------------------------------------------------
The funds' top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statements of Investments for complete lists of the funds' holdings, including those described under "Performance Review."

                Wanger Advisors Trust   1997 Semi-Annual Report
--------------------------------------------------------------------------------
Wanger U.S. Small Cap Performance Review


Exuberance reigned on Wall Street last quarter, and Wanger U.S. Small Cap joined in the parade. Your fund's 16.7% return was not quite up to the large-capped S&P 500's +17.5%, but better than the small-fried Russell 2000's +16.2%. Over the past year, your fund has gained 24.4%, better than nearly three quarters of all other variable annuity funds tracked by Lipper Analytical Services, Inc. This is based on the one-year total return ending 6/30/97 for all 1013 variable insurance funds.

We nearly pitched a perfect game last quarter. Only one of our top 20 holdings (Respironics) fell in price, and merely 1/8 of a point at that. Our top five sluggers were Wackenhut, HealthCare Compare, Data Transmission, C-Tec and Kronos, each up 20-60% over the past three months. What propelled such strong returns? Not any extraordinary news events, not any outsized earnings increases, but simply the buying pressure from investors discovering and paying up for our companies' wonderful franchises.

These newly enlightened investors figured out that Wackenhut manages safer, cheaper prisons than do state bureaucrats; HealthCare Compare has a one-of-a-kind national PPO health care network impossible to clone; Data Transmission's subscriber base is growing 20% a year; C-Tec is offering a prix fixe bundled cable, phone and internet service before any other cable guy or baby Bell; and Kronos's time-clock software is a crucial piece of the factory automation puzzle.

Even after their recent run, none of these companies are household names, yet. We don't want to own yesterday's celebrity stocks, we want tomorrow's. We're stock market talent scouts, not autograph hounds. We will continue to build our portfolio of new and exciting small companies for you.

[PHOTO]
Robert Mohn
Lead Portfolio Manager
Wanger U.S. Small Cap

                                 Wanger Advisors Trust   1997 Semi-Annual Report
--------------------------------------------------------------------------------
[SQUIRREL LOGO]  Wanger U.S. Small Cap           Results to June 30, 1997

--------------------------------------------------------------------------------

The Value of a $10,000 Investment in
Wanger U.S. Small Cap

Total Return for Each Period
May 3, 1995 through June 30, 1997


Wanger U.S. Small Cap
$19,093

Russell 2000
$15,159
                                    [GRAPH]

Wanger U.S. Small Cap

                 Wanger U.S. Small Cap         Russell 2000
                 ---------------------         ------------

5/3/95                $10,000                     $10,000
6/30/95               $10,770                     $10,700
9/30/95               $12,060                     $11,757
12/31/95              $11,600                     $12,012
3/31/96               $13,297                     $12,629
6/30/96               $15,351                     $13,261
9/30/96               $15,792                     $13,306
12/31/96              $17,004                     $13,756
3/31/97               $16,366                     $13,044
4/30/97               $16,355                     $13,081
5/31/97               $17,986                     $14,536
6/30/97               $19,093                     $15,159


--------------------------------------------------------------------------------
This graph compares the results of $10,000 invested in Wanger U.S. Small Cap on May 3,1995 (the date the Fund began operations) through June 30, 1997, with the Russell 2000 with dividends reinvested. The beginning date of the Russell 2000 is as of May 31, 1995. The performance data quoted is past performances and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.


                            Average Annual Total Return
                             1 year: 24.4%   Life: 34.9%

                                 Wanger Advisors Trust   1997 Semi-Annual Report
--------------------------------------------------------------------------------
Wanger International Small Cap Performance Review


Your fund performed well in absolute terms during the first half of 1997 with a gain of 10.2%. However, while we would all be very happy to have our investments rise 10% every six months, you will note that the benchmarks we publish on page 3 of this report rose even more during the period, and that the red hot US market did even better than the international benchmarks.

The underperformance of foreign stock markets relative to the US is explained by the fact that not all foreign markets followed the US bull, and that those which did (mainly the European markets) experienced currency weakness, which almost entirely offset the appreciation in local share prices.

Adding insult to injury, small company shares in the larger foreign markets underperformed their large company brethren by a very substantial margin. For example, the UK FTSE index of large British company shares rose a respectable 12%, but the smaller companies managed only a measly 2% in the half. In France, the large caps beat the small caps by a score of 23% to 11% (but a 13% fall in the French Franc meant 10% and -2% returns in US $ terms), and in Japan the large caps rose 6% whereas the small caps actually declined 8%!

In last year's annual report we emphasized that the relatively low volatility of the fund (which has continued in the first six months of 1997) is the result of extensive diversification by country and industry. The first half once again provided evidence of this diversification in that the five best and worst stocks came from eight different countries and nine different industries.

The good news is that international small company stocks now appear to be priced more attractively relative to larger company stocks than at any time since this fund's inception.


[PHOTO OF MARCEL HOUTZAGER]
Marcel Houtzager
Lead Portfolio Manager
Wanger International
Small Cap

                                 Wanger Advisors Trust   1997 Semi-Annual Report
--------------------------------------------------------------------------------
[SQUIRREL LOGO] Wanger International Small Cap       Results to June 30, 1997

--------------------------------------------------------------------------------
The Value of a $10,000 Investment in
Wanger International Small Cap

Total Return for Each Period
May 3, 1995 through June 30, 1997

Wanger International Small Cap
$19,568

EAFE
$12,558

                                    [GRAPH]

Wanger Int'l Small Cap

                 Wanger Int'l Small Cap            EAFE
                 ----------------------            ----

5/3/95                $10,000                     $10,000
6/30/95               $10,970                     $ 9,825
9/30/95               $12,910                     $10,234
12/31/95              $13,450                     $10,649
3/31/96               $15,499                     $10,956
6/30/96               $17,183                     $11,130
9/30/96               $17,023                     $11,116
12/31/96              $17,755                     $11,293
3/31/97               $18,357                     $11,116
4/30/97               $18,204                     $11,175
5/31/97               $18,983                     $11,901
6/30/97               $19,568                     $12,558

--------------------------------------------------------------------------------
This graph compares the results of $10,000 invested in Wanger International Small Cap on May 3,1995 (the date the Fund began operations) through June 30,1997, with Morgan Stanley's Europe, Australia and Far East Index (EAFE), with dividends reinvested. The beginning date of EAFE is as of May 31, 1995. The performance data quoted is past performances and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.


                                Average Annual Total Return
                                1 year: 13.9%   Life: 36.5%

                               Wanger Advisors Trust   1997 Semi-Annual Report
--------------------------------------------------------------------------------
Wanger U.S. Small Cap          Statement of Investments June 30, 1997
                               (Unaudited)

---------------------------------------------------------------------------------
Number                                                                      Value
of Shares

          Common Stocks and Other Equity-Like
          Securities-93.4%

          Information -25.1%
---------------------------------------------------------------------------------
          Broadcasting/CATV-4.1%

235,200   C-Tec (b)                                                   $ 8,202,600
          Cable TV/Local Telephone

---------------------------------------------------------------------------------
          Programming for CATV/TV/Satellites-10.6%

244,600   Data Transmission (b)                                         7,766,050
          Data Services for Farmers

195,000   Gaylord Entertainment                                         4,497,187
          Country & Western Cable Channels

193,100   United Video Satellite (b)                                    4,055,100
          CATV & Satellite Dish Programming

118,000   Tele-Communications,
          Liberty Media Group (b)                                       2,802,500
          CATV & Satellite Dish Programming

 58,000   International Family Entertainment                            1,993,750
          Cable TV Programming
---------------------------------------------------------------------------------
          Total                                                        21,114,587

---------------------------------------------------------------------------------
          Mobile Communications-2.3%

184,500   COMARCO (b)                                                   3,551,625
          Wireless Network Testing

 63,000   Centennial Cellular (b)                                       1,000,125
          Cellular Franchises
---------------------------------------------------------------------------------
          Total                                                         4,551,750

---------------------------------------------------------------------------------
          Computer Software/Services-3.6%

306,400   Wonderware (b)                                                4,327,900
          Industrial Control Software

 69,500   CACI International, Cl. A (b)                                 1,059,875
          Computer Software Systems

 20,000   Compuware (b)                                                   955,000
          Computer Software & Services

 29,200   BDM International (b)                                           671,600
          Software Consulting

  6,300   Analysts International                                          211,050
          Contract Programming
---------------------------------------------------------------------------------
          Total                                                         7,225,425


---------------------------------------------------------------------------------
          Business Information-0.5%

 49,000   American Business Information (b)                           $ 1,065,750
           Provides Data on Small Businesses

---------------------------------------------------------------------------------
          Contract Manufacturing-0.8%

 38,200   ACT Manufacturing (b)                                         1,594,850
          Contract Manufacturing

---------------------------------------------------------------------------------
          Computer Systems-3.2%

232,000   Kronos (b)                                                    6,380,000
          Time Accounting Software & Clocks

=================================================================================
          Information-Total                                            50,134,962


          Health Care-11.6%
---------------------------------------------------------------------------------
          Medical Equipment -3.2%

210,000   Respironics (b)                                               4,436,250
          Sleep Apnea Products

 70,000   Kinetic Concepts                                              1,260,000
          Hospital Beds

 80,000   Cardiac Pathways (b)                                            720,000
          Heart Surgery Devices
---------------------------------------------------------------------------------
          Total                                                         6,416,250

---------------------------------------------------------------------------------
          Services-8.4%

199,000   HealthCare Compare (b)                                       10,422,625
          PPO Network

125,000   Lincare Holdings (b)                                          5,375,000
          Home Health Care Services

 74,900   United Payors & Providers (b)                                   992,425
          Medical Claims Repricing
---------------------------------------------------------------------------------
          Total                                                        16,790,050

=================================================================================
          Health Care-Total                                            23,206,300

See accompanying notes to financial statements.

                               Wanger Advisors Trust   1997 Semi-Annual Report
--------------------------------------------------------------------------------
Wanger U.S. Small Cap          Statement of Investments June 30, 1997
                               (Unaudited)

---------------------------------------------------------------------------------
Number                                                                      Value
of Shares

          Consumer Goods/Services -6.7%
---------------------------------------------------------------------------------
          Retail-3.5%
458,400   Host Marriott Services (b)                                  $ 5,386,200
          Runs Airport Restaurants

 60,000   Borders Group (b)                                             1,447,500
          Bookstores
---------------------------------------------------------------------------------
          Total                                                         6,833,700

---------------------------------------------------------------------------------
          Entertainment/Leisure-3.0%

112,500   Royal Caribbean Cruises                                       3,930,468
          Cruises to Caribbean & Alaska

 50,400   Showboat                                                        878,850
          Casinos

 42,000   Rio Hotel & Casino (b)                                          632,625
          Casino & Hotel

115,200   Monarch Casino & Resort (b)                                     460,800
          Casino & Hotel
---------------------------------------------------------------------------------
          Total                                                         5,902,743

---------------------------------------------------------------------------------
          Manufacturers-0.3%

 14,000   Newell                                                          554,750
          Household Goods

=================================================================================
          Consumer Goods/Services-Total                                13,291,193

          Finance-12.7%
---------------------------------------------------------------------------------
          Banks/Savings & Loans-7.3%

160,000   Coast Savings (b)                                             7,270,000
          California Savings & Loan

 60,000   Texas Regional Bancshares                                     2,520,000
          TexMex Bank

 67,500   Peoples Bank Bridgeport                                       1,746,562
          Consumer Finance

106,000   Imperial Thrift & Loan (b)                                    1,722,500
          California Thrift

 80,000   Commonwealth Bancorp                                          1,310,000
          Pennsylvania Savings & Loan
---------------------------------------------------------------------------------
          Total                                                        14,569,062

---------------------------------------------------------------------------------
          Insurance-2.9%

112,100   Acceptance Insurance (b)                                    $ 2,550,275
          Crop Insurance

 64,000   Penn Treaty American (b)                                      1,960,000
          Nursing Home Insurance

 43,000   Leucadia National                                             1,330,312
          Insurance Holding Company
---------------------------------------------------------------------------------
          Total                                                         5,840,587

---------------------------------------------------------------------------------
          Money Management-2.3%

125,000   Baker Fentress                                                2,468,750
          Closed-End Investment Company

 68,000   SEI Investments                                               1,640,500
          Mutual Fund Administration

 65,000   Phoenix Duff & Phelps                                           479,375
          Money Management
---------------------------------------------------------------------------------
          Total                                                         4,588,625

---------------------------------------------------------------------------------
          Credit Cards-0.2%

 10,000   National Data                                                   433,125
          Credit Card & Medical Claims Processor

=================================================================================
          Finance-Total                                                25,431,399

See accompanying notes to financial statements.

                                 Wanger Advisors Trust   1997 Semi-Annual Report
--------------------------------------------------------------------------------
Wanger U.S. Small Cap            Statement of Investments June 30, 1997
                                 (Unaudited)
---------------------------------------------------------------------
Number                                                          Value
of Shares
             Industrial Goods/Services-16.7%
---------------------------------------------------------------------
             Machinery-3.7%

154,800      Applied Industrial Technologies               $5,572,800
             Distributes Industrial Components

117,450      Farr (b)                                       1,835,156
             Filters
---------------------------------------------------------------------
             Total                                          7,407,956

---------------------------------------------------------------------
             Steel-6.6%

115,000      Schnitzer Steel                                3,421,250
             Scrap Steel Processor

176,000      Atchison Casting (b)                           2,926,000
             Steel Foundries

 87,000      Gibraltar Steel (b)                            2,001,000
             Steel Processing

 73,600      Steel Dynamics (b)                             1,840,000
             Steel Mini-Mill

 91,000      Worthington Industries                         1,666,437
             Steel Processing

105,000      Universal Stainless (b)                        1,365,000
             Semi-Finished Stainless Steel Producer
---------------------------------------------------------------------
             Total                                         13,219,687

---------------------------------------------------------------------
             Industrial Suppliers-1.1%

115,000      Lilly Industries, Cl. A                        2,314,375
             Industrial Coatings

---------------------------------------------------------------------
             Services-5.2%

323,300      Wackenhut, Cl. B                               6,445,793
             Prison Management

100,000      World Color Press (b)                          2,375,000
             Printing

 50,000      Hub Group (b)                                  1,506,250
             Freight Forwarder
---------------------------------------------------------------------
             Total                                         10,327,043

---------------------------------------------------------------------
             Industrial Goods/Services-Total               33,269,061

---------------------------------------------------------------------

             Energy/Minerals-18.8%
---------------------------------------------------------------------
             Independent Power-5.9%

272,000      CalEnergy (b)                                $10,336,000
             Power Plants

 19,000      AES Corporation (b)                            1,344,250
             Power Plants
---------------------------------------------------------------------
             Total                                         11,680,250

---------------------------------------------------------------------
             Oil/Gas Producers-5.1%

432,300      Tesoro Petroleum (b)                           6,403,443
             Oil Refinery/Gas Reserves

126,900      Seagull Energy (b)                             2,220,750
             Oil & Gas Producer

 41,300      United Meridian (b)                            1,239,000
             Oil & Gas Producer

100,000      Tipperary (b)                                    400,000
             Oil & Gas Producer
---------------------------------------------------------------------
             Total                                         10,263,193

---------------------------------------------------------------------
             Distribution/Marketing/Refining-3.5%

163,000      United Cities Natural Gas                      3,830,500
             Natural Gas Distributor

181,100      NGC                                            2,795,736
             Gas Processing/Marketing

 18,000      Atmos Energy                                     432,000
             Natural Gas Distributor
---------------------------------------------------------------------
             Total                                          7,058,236

---------------------------------------------------------------------
             Oil Services-4.3%

 46,700      Atwood Oceanics (b)                            3,128,900
             Offshore Drilling

211,000      GeoScience (b)                                 2,769,375
             Offshore Seismic Equipment

100,300      J Ray McDermott (b)                            2,708,100
             Offshore Construction
---------------------------------------------------------------------
             Total                                          8,606,375

---------------------------------------------------------------------
             Energy/Minerals-Total                         37,608,054

See accompanying notes to financial statements.

                                  Wanger Advisors Trust  1997 Semi-Annual Report
--------------------------------------------------------------------------------
Wanger U.S. Small Cap             Statement of Investments June 30, 1997
                                  (Unaudited)


----------------------------------------------------------------
Principal Amount or                                        Value
Number
of Shares

        Real Estate-1.9%
----------------------------------------------------------------
54,800  Forest City Enterprises Cl. A                 $2,616,700
        Shopping Centers

80,000  Cornerstone Properties                         1,230,000
        Downtown Office Buildings


----------------------------------------------------------------
        Real Estate-Total                              3,846,700

Total Common Stocks and Other

Equity-Like Securities-93.4%                         186,787,669
----------------------------------------------------------------
(Cost: $149,968,929)

Short-Term Obligation-6.5%                            12,947,000
$12,947,000 State Street Bank Repurchase
     Agreement 5.00% 07/01/97;
     6/30/97 Agreement Collateralized by U.S. Treasury Notes


----------------------------------------------------------------
(Cost: $12,947,000)

Total Investments-99.9%                              199,734,669
----------------------------------------------------------------
(Cost: $162,915,929)

Cash and Other Assets Less Liabilities-0.1%              180,800
----------------------------------------------------------------

Total Net Assets-100%                               $199,915,469
----------------------------------------------------------------



     Notes to Statement of Investments:
(a) At June 30, 1997 for federal income tax purposes cost of investments was $162,915,929 and net unrealized appreciation was $36,818,740 consisting of gross unrealized appreciation of $38,144,789 and gross unrealized depreciation of $1,326,049.

(b)  Non-income producing security.




See accompanying notes to financial statements.


                Wanger Advisors Trust   1997 Semi-Annual Report
--------------------------------------------------------------------------------
Wanger International Small Cap           Statement of Investments June 30, 1997
                                         (Unaudited)

--------------------------------------------------------------------------
Number                                                               Value
of Shares
            Common Stocks and Other Equity-Like
            Securities-96.2%

            Europe-43.4%
--------------------------------------------------------------------------
            Germany/Austria-4.0%

   10,000   Rhoen Klinikum                                      $1,319,866

    1,200   Rhoen Klinikum Pfd.                                    153,563
            Hospital Management

    9,200   Schaltbau                                            1,425,456
            Components Supplier to the Rail Industry

   12,000   KTM Motorradholding (b)                                822,118
            Off-Road Motorcycles (Austria)

   10,000   Schoeller-Bleckmann (b)                                812,087
            Oilfield Services (Austria)

    2,500   Cewe Color Holdings                                    652,762
            Photographic Developing/Printing
--------------------------------------------------------------------------
            Total                                                5,185,852

--------------------------------------------------------------------------
            Denmark-0.5%

    5,000   Kompan International                                   603,227
            Playground Equipment

--------------------------------------------------------------------------
            Netherlands-2.5%

   90,000   Kempen                                               3,293,523
            Stock Brokerage/Investment Management

--------------------------------------------------------------------------
            Finland-3.1%

   34,000   TT Tieto, Cl. B                                      2,945,593
            Computer Services/Consulting

   99,200   Talentum                                             1,126,795
            Trade Journals

--------------------------------------------------------------------------
            Total                                                4,072,388

--------------------------------------------------------------------------
            Norway-0.4%

   62,500   P4 Radio Helo Norge (b)                                529,299
            Commercial Radio Station

--------------------------------------------------------------------------
            Sweden-5.5%

  106,000   Getinge Industrier                                   1,878,168
            Sterilization & Disinfection Equipment

   50,000   Esselte, Series A                                    1,144,593
            Office Supplies & Related Equipment

   78,000   MTV Production (b)                                     635,540
            Television Production Company

   78,300   Caran                                                  587,351
            Engineering Consulting

   10,200   Scala International (b)                                580,444
            Accounting Software

   50,000   Elanders (b)                                           565,830
            Printer

   20,000   Tryckindustri                                          475,944
            Printer

   75,000   Micronic Laser Systems (b)                             368,598
            Laser Equipment

   10,500   Pricer, Cl. B (b)                                      361,226
            Electronic Shelf Labels for Supermarkets

   30,000   Mandator (b)                                           343,378
            Computer Services/Consulting

   24,000   Oresa Ventures (b)                                     223,490
            Eastern European Venture Capital

--------------------------------------------------------------------------
            Total                                                7,164,562

--------------------------------------------------------------------------
            France-2.0%

   12,000   Axime Ex Segin (b)                                   1,420,541
            Computer Services/Consulting

   10,000   Fininfo                                              1,175,268
            Data Feeds for French Banks & Brokers

--------------------------------------------------------------------------
            Total                                                2,595,809

--------------------------------------------------------------------------
            United Kingdom/Ireland-17.0%

  100,000   Euro Money Publications                              2,504,772
            Financial Publications & Databases

1,100,000   St James Place                                       2,398,257
            Life Insurance

3,000,000   Premier Oil (b)                                      2,309,217
            Oil & Gas Producer

   63,000   Oresa                                                2,097,018
            Natural Cosmetics Sold Door-to-Door

  480,000   Medeva                                               2,049,086
            Drugs for Hyperactive Children

   85,000   Oriflame International                               1,493,293
            Natural Cosmetics Sold Door-to-Door

See accompanying notes to financial statements.

                                  Wanger Advisors Trust  1997 Semi-Annual Report
--------------------------------------------------------------------------------
Wanger International Small Cap

--------------------------------------------------------------------------------
Number                                                                     Value
of Shares

--------------------------------------------------------------------------------
           United Kingdom/Ireland-17.0% (cont.)

  200,000  Seton Healthcare Group                                    $ 1,436,291
           Pharmaceuticals

  160,000  Edinburgh Fund Managers                                     1,255,548
           Investment Management

  775,000  Aberdeen Trust                                              1,180,197
           Money Management

2,000,000  Electronics Boutique (b)                                    1,115,081
           Videogame/Computer Software Stores

  240,000  Dorling Kindersley                                          1,024,543
           Reference Books & CD-ROMs

   40,000  NTL (b)                                                       995,000
           Cable TV & Telephone System

   60,000  Vosper Thornycroft                                            761,417
           Naval Shipbuilding

   58,500  Serco Group                                                   685,425
           Facilities Management

   65,000  Planning Sciences (b)                                         373,756
           Database & Business Intelligence Software

  170,000  Tunstall                                                      370,639
           "I've fallen and I can't get up" monitors
--------------------------------------------------------------------------------
           Total                                                      22,049,540

--------------------------------------------------------------------------------
           Portugal-1.0%

   39,200  Investec (b)                                                1,337,737
           Sports Newspaper

--------------------------------------------------------------------------------
           Switzerland-1.4%

    3,000  Societe Generale d'Affichage                                1,154,400
           Billboard Advertising

    1,400  Phoenix Mecano                                                729,817
           Electrical Components Manufacturer
--------------------------------------------------------------------------------
           Total                                                       1,884,217

--------------------------------------------------------------------------------
           Hungary-0.9%

   40,000  Cofinec (b)                                                 1,105,000
           Consumer Goods Packaging

--------------------------------------------------------------------------------
           Italy/Greece-5.1%

  232,500  Athens Medical Center                                       1,867,827
           Hospitals (Greece)


--------------------------------------------------------------------------------
Statement of Investments June 30, 1997
(Unaudited)

--------------------------------------------------------------------------------
Number                                                                     Value
of Shares

--------------------------------------------------------------------------------
           Italy/Greece-5.1% (cont.)

  100,000  Pininfarina                                               $ 1,660,299
           Car Design

   40,000  Cellular Communications International (b)                   1,340,000
           Mobile Communications

   75,000  Banca Pop Commercia e Industria                               905,819
           Regional Bank

  500,000  Autogrill Finanziaria (b)                                     836,027
           Tollway Restaurants
--------------------------------------------------------------------------------
           Total                                                       6,609,972

================================================================================
           Europe-Total                                               56,431,126

           Asia-32.3%
--------------------------------------------------------------------------------
           Hong Kong-5.4%

2,300,000  Li and Fung                                                 2,582,935
           Sourcing of Consumer Goods

4,994,000  Vanda Systems                                               2,320,691
           Systems Integrator

4,900,000  Golden Harvest Entertainment                                1,214,405
           Movie Distribution & Exhibition

3,000,000  Regent Pacific                                                842,263
           Money Management
--------------------------------------------------------------------------------
           Total                                                       6,960,294

--------------------------------------------------------------------------------
           Japan-13.2%

  100,040  Shinki                                                      2,482,859
           Corporate & Consumer Lending

  120,300  Belluna                                                     1,576,946
           Catalog Sales

   39,000  Hokuto                                                      1,380,319
           Mushroom Grower

   40,000  People                                                      1,363,278
           Sports Clubs

   85,000  Tecmo                                                       1,337,061
           Commercial Video Games

   50,000  Nihon Jumbo                                                 1,214,716
           Photo Processing Lab

   25,000  Tiemco                                                      1,114,218
           Fishing Equipment

   30,000  Konami                                                      1,122,083
           Entertainment Software/Hardware

See accompanying notes to financial statements.


                                 Wanger Advisors Trust   1997 Semi-Annual Report
--------------------------------------------------------------------------------
Wanger International Small Cap   Statement of Investments June 30, 1997
                                 (Unaudited)
----------------------------------------------------------------------------
Number                                                                 Value
of Shares
----------------------------------------------------------------------------
             Japan--13.2% (cont.)
   20,300    HIS                                                  $1,073,276
             Travel Agent

   50,000    Arrk                                                  1,070,523
             Industrial Modeling

   35,000    NuSkin Asia Pacific (b)                                 927,500
             Network Sales

   61,920    Central Uni                                             811,675
             Health Care/Medical Equipment

   10,000    Ryohin Keikaku                                          790,002
             Designer & Retailer of Muji Brand
             Specialty Consumer Goods

   12,600    Noritsu Koki                                            622,127
             Photo Processing Lab Manufacturer

   10,000    Mars Engineering                                        228,967

      150    Mars Engineering Warrants 1/25/00                         2,187
             Gaming Systems & Machinery
----------------------------------------------------------------------------
             Total                                                17,127,737

----------------------------------------------------------------------------
             Malaysia--0.7%
  159,500    Malaysian Assurance Alliance                            928,942
             Insurance

----------------------------------------------------------------------------
             Indonesia/Philippines--3.4%

3,236,700    Int'l Container Terminal Services (b)                 1,656,636
             Container Handling Terminals & Port
             Management (Philippines)

  900,000    Komatsu Indonesia                                     1,406,539
             Industrial Equipment Machines

3,700,000    Mondragon International (b)                            1,304,55
             Casinos/Resorts (Philippines)
----------------------------------------------------------------------------
             Total                                                 4,367,770

----------------------------------------------------------------------------
             India--0.7%

   60,000    IS Himalaya Fund (b)                                    906,000
             Closed-End Fund

----------------------------------------------------------------------------
             Korea--2.6%

    9,135    S1 Corporation                                        1,831,114
             Alarm Monitoring

   55,000    Dongbu Fire & Marine Insurance (b)                    1,597,973
             Non-Life Insurance
----------------------------------------------------------------------------
             Total                                                 3,429,087

----------------------------------------------------------------------------
             Singapore--5.6%

1,277,400    Genting International                                 3,768,331
             Cruise Line

  750,000    Venture Manufacturing                                 2,444,397
             Contract Electronics Manufacturer

2,062,000    Omni Industries (b)                                   1,059,987
             Contract Electronics Manufacturer
----------------------------------------------------------------------------
             Total                                                 7,272,715

----------------------------------------------------------------------------
             Thailand--0.7%

  745,600    Shinawatra Satellite                                    899,440
             Satellite Leasing
============================================================================
             Asia--Total                                          41,891,985

             Latin America--8.0%
----------------------------------------------------------------------------
             Mexico--2.0%

  417,000    Nadro, Series L                                       1,417,957
             Pharmaceutical Distribution

   87,000    Grupo Radio Centro                                    1,022,250
             Radio Stations & Networks

   35,000    Corp Interamericana de Entretenimiento (b)              149,591
             Management of Live Entertainment
----------------------------------------------------------------------------
             Total                                                 2,589,798

----------------------------------------------------------------------------
             Brazil/Chile--2.9%

  120,000    Elevadores Atlas                                      1,563,254
             Elevator Services

   20,000    Genesis Chile Fund                                    1,005,000
             Closed-End Fund (Chile)

   29,500    Bompreco                                                818,625
             Supermarket Chain

  550,000    Braziian Smaller Companies Warrants                     409,750
             Closed-End Fund
----------------------------------------------------------------------------
             Total                                                 3,796,629

                                      14

See accompanying notes to financial statements.

                                 Wanger Advisors Trust   1997 Semi-Annual Report
--------------------------------------------------------------------------------
Wanger International Small Cap            Statement of Investments June 30, 1997
                                          (Unaudited)

-------------------------------------------------------------------
Number                                                        Value
of Shares

-------------------------------------------------------------------
             Argentina-3.1%
  123,300    Patagonia                                 $  1,812,691
             Supermarkets
  500,000    Siderca                                      1,295,129
             Steel Pipe Producer
  412,000    Cresud (b)                                     918,852
             Grain & Cattle Farms
-------------------------------------------------------------------
             Total                                        4,026,672

===================================================================
             Latin America-Total                         10,413,099

             Other Countries-12.5%
-------------------------------------------------------------------
             Australia-6.0%
2,000,000    Tyndall Australia                            3,371,412
             Money Management & Insurance
1,000,000    Australia Hospital Care                      1,723,160
             Hospital Management
  450,000    Anaconda Nickel (b)                          1,264,275
             Nickel Mining
  100,000    Hudson Conway (b)                            1,000,183
             Casino Managers
   88,450    PetSec Energy (b)                              400,913
             Oil & Gas Producer
-------------------------------------------------------------------
             Total                                        7,759,943

-------------------------------------------------------------------
             Israel-1.4%
   70,100    Blue Square Israel (b)                       1,209,225
             Supermarkets & Department Stores
   56,100    ZAG Industries (b)                             575,025
             Plastic Hardwares
-------------------------------------------------------------------
             Total                                        1,784,250

-------------------------------------------------------------------
             Canada-4.3%
   70,000    Shaw Industries                              1,778,414
             Oil Field Services
  140,000    Ranger Oil                                   1,303,750
             Oil & Gas Producer
   76,000    Milltronics (b)                                936,503
             Industrial Measurement Instruments


-------------------------------------------------------------------
Principal Amount or                                           Value
Number
of Shares

-------------------------------------------------------------------
             Canada-4.3% (cont.)
  316,500    Pan East Petroleum (b)                    $    825,892
             Oil & Gas Producer
   85,000    Club Monaco (b)                                754,747
             Speciality Apparel & Accessories
-------------------------------------------------------------------
             Total                                        5,599,306

-------------------------------------------------------------------
             South Africa-0.8%
  200,000    Energy Africa (b)                            1,036,269
             Oil & Gas Producer
===================================================================
             Other-Total                                 16,179,768

Total Common Stocks and Other
Equity-Like Securities-96.2%                            124,915,978
-------------------------------------------------------------------
(Cost: $109,472,124)

Short-Term Obligation-4.7%                                6,129,000
$6,129,000 State Street Bank Repurchase
    Agreement 5.00% 7/01/97; 6/30/97 Agreement
    Collateralized by U.S. Treasury Notes
-------------------------------------------------------------------
(Cost: $6,129,000)

Total Investments-100.9%                                131,044,978
-------------------------------------------------------------------
(Cost: $115,601,124)

Cash and Other Assets Less Liabilities-(0.9%)            (1,169,102)
-------------------------------------------------------------------

Total Net Assets-100%                                  $129,875,876


-------------------------------------------------------------------
     Notes to Statement of Investments:

(a) At June 30, 1997 for federal income tax purposes cost of investments was $115,789,080 and net unrealized appreciation was $15,255,898 consisting of gross unrealized appreciation of $23,430,383 and gross unrealized depreciation of $8,174,485.

(b)  Non-income producing security.


See accompanying notes to financial statements.

                                 Wanger Advisors Trust   1997 Semi-Annual Report
================================================================================
Wanger International Small Cap   Portfolio Diversification June 30, 1997
                                 (Unaudited)

At June 30, 1997, the Fund's portfolio of investments as a percentage of net assets was diversified as follows:

                                      Value   Percent
======================================================
Information
Software/Services               $11,103,089       8.6%
Broadcasting/CATV                 4,519,826       3.5
Distribution                      3,529,315       2.7
Mobile Communications             2,239,440       1.7
Consumer Electronics              2,066,878       1.6
Computer Systems                  1,059,987       0.8
Equipment                           368,598       0.3
------------------------------------------------------
Total                            24,887,133      19.2

======================================================
Health Care
Biotechnology/Drug Delivery       4,903,334       3.8
Services                          4,131,258       3.2
Equipment                         2,689,843       2.1
Hospital/Laboratory Supplies      1,723,160       1.3
------------------------------------------------------
Total                            13,447,595      10.4

======================================================
Consumer Goods/Services
Retail                           16,354,863      12.6
Entertainment/Leisure             9,503,635       7.3
Manufacturers                     7,366,586       5.7
Food                              3,135,198       2.4
Recreational Vehicles               822,118       0.6
------------------------------------------------------
Total                            37,182,400      28.6

======================================================
Finance
Money Management                 14,885,440      11.5
Insurance                         2,526,915       1.9
Banks                               905,819       0.7
Other                             4,588,825       3.5
------------------------------------------------------
Total                            22,906,999      17.6

======================================================
Industrial Goods/Services
Services                         13,650,907      10.5
Machinery                         1,406,539       1.1
Steel                               761,417       0.6
------------------------------------------------------
Total                            15,818,863      12.2

======================================================
Energy/Minerals
Oil/Gas Producers                 5,876,041       4.5
Oil Services                      2,107,216       1.6
Mining                            1,264,275       1.0
------------------------------------------------------
Total                             9,247,532       7.1

======================================================
Transportation                    1,425,456       1.1

======================================================
Total Common Stocks and
Other Equity-Like Securities    124,915,978      96.2

======================================================
Short-Term Obligations            6,129,000       4.7

======================================================
Cash and Other Assets less
Liabilities                      (1,169,102)     (0.9)

======================================================
Net Assets                     $129,875,876     100.0%

See accompanying notes to financial statements.



                                                  Wanger Advisors Trust   1997 Semi-Annual Report
===============================================================================================================================
Statements of Assets and Liabilities              June 30, 1997
(Unaudited)


                                                                                            Wanger U.S.    Wanger International
                                                                                              Small Cap               Small Cap
===============================================================================================================================
Assets
Investments, at value (cost: Wanger U.S. Small Cap $162,915,929;                           $199,734,669            $131,044,978
     Wanger International Small Cap $115,601,124)
Cash                                                                                                981                 627,022
Organization costs                                                                               56,735                  56,735
Receivable for:
     Securities sold                                                                            850,358                 300,400
     Fund shares sold                                                                           509,961                 328,129
     Dividends and interest                                                                      40,725                 300,227
     Other assets                                                                                 1,735                   1,723
-------------------------------------------------------------------------------------------------------------------------------
     Total assets                                                                           201,195,164             132,659,214


Liabilities and Net Assets
Payable for:
     Securities purchased                                                                       664,647               1,928,057
     Fund shares redeemed                                                                       522,244                 730,062
     Amount owed to advisor                                                                      56,960                  56,742
     Other                                                                                       35,844                  68,477
-------------------------------------------------------------------------------------------------------------------------------
     Total liabilities                                                                        1,279,695               2,783,338
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Fund shares outstanding                                           $199,915,469            $129,875,876
===============================================================================================================================
Fund shares outstanding                                                                      10,733,961               6,811,524
===============================================================================================================================
Pricing of Shares
Net asset value, offering price and redemption price per share                                   $18.62                  $19.07
===============================================================================================================================
Analysis of Net Assets
Paid-in capital                                                                            $159,357,460            $111,243,576
Undistributed net realized gain on sales of investments and foreign currency transactions     3,894,567               3,094,271
Net unrealized appreciation of investments and foreign currencies
     (net of unrealized PFIC gains of $187,956 for Wanger International Small Cap)           36,818,740              15,258,756
Net investment income (loss)                                                                   (155,298)                279,273
-------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Fund shares outstanding                                           $199,915,469            $129,875,876
===============================================================================================================================

See accompanying notes to financial statements.

                                                          Wanger Advisors Trust   1997 Semi-Annual Report
----------------------------------------------------------------------------------------------------------------------------------
Statements of Operations                                  For the Six Months Ended June 30, 1997
(Unaudited)


                                                                                       Wanger U.S.   Wanger International
                                                                                         Small Cap              Small Cap
=========================================================================================================================
Investment Income:
Dividends (net of foreign taxes of $105,009 for Wanger International Small Cap)           $396,581             $1,026,335
Interest                                                                                   296,431                140,936
-------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                    693,012              1,167,271

=========================================================================================================================
Expenses:
Investment advisory                                                                        771,098                697,099
Custodian                                                                                   15,609                113,701
Legal and audit                                                                             33,374                 33,814
Reports to shareholders                                                                     11,826                 10,726
Amortization of organization costs                                                           9,906                  9,906
Transfer agent                                                                               9,593                  9,593
Trustees                                                                                     8,001                  8,025
Insurance                                                                                    3,408                  3,410
Other                                                                                        1,045                  1,724
-------------------------------------------------------------------------------------------------------------------------
     Total expenses                                                                        863,860                887,998
     Less custodian fees paid indirectly                                                   (15,550)                     -
-------------------------------------------------------------------------------------------------------------------------
     Net expenses                                                                          848,310                887,998
=========================================================================================================================
Net investment income (loss)                                                              (155,298)               279,273
Net realized and unrealized gain on investments:
     Net realized gain on sales of investments                                           3,894,637              3,094,338
     Net change in unrealized appreciation                                              17,357,008              7,442,343
-------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                         21,251,645             10,536,681
-------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $21,096,347            $10,815,954
=========================================================================================================================

See accompanying notes to financial statements.



                                                  Wagner Advisors Trust   1997 Semi-Annual Report
---------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets
(Unaudited)

                                        -----------------------------------------------------------------------------------
                                         Wanger U.S. Small Cap                      Wanger International Small Cap

                                              Six months ended         Year ended    Six months ended           Year ended
                                                 June 30, 1997  December 31, 1996       June 30, 1997    December 31, 1996
---------------------------------------------------------------------------------------------------------------------------
From operations:
Net investment income (loss)                         ($155,298)         ($286,925)           $279,273            ($272,469)
Net realized gain on sales of investments            3,894,637          3,926,442           3,094,338            2,570,609
Net change in unrealized appreciation               17,357,008         19,022,289           7,442,343            6,894,415
---------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets resulting           21,096,347         22,661,806          10,815,954            9,192,555
     from operations
Distributions to shareholders from:
Net investment income                                        -                  -                   -               (6,530)
Net realized gain                                   (3,530,225)           (66,519)         (2,453,255)             (52,334)
---------------------------------------------------------------------------------------------------------------------------
     Total distributions to shareholders            (3,530,225)           (66,519)         (2,453,255)             (58,864)
From Fund share transactions:
Reinvestment of dividends and capital
     gain distributions                              3,530,225             66,519           2,453,255               58,864
Proceeds from other shares sold                     53,233,183         91,019,446          38,496,843           67,872,674
---------------------------------------------------------------------------------------------------------------------------
                                                    56,763,408         91,085,965          40,950,098           67,931,538
Payments for shares redeemed                        (3,371,972)        (6,626,877)         (4,292,003)          (3,579,071)
---------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from
     Fund share transactions                        53,391,436         84,459,088          36,658,095           64,352,467
---------------------------------------------------------------------------------------------------------------------------
Total increase in net assets                        70,957,558        107,054,375          45,020,794           73,486,158
===========================================================================================================================
Net assets:
Beginning of period                                128,957,911         21,903,536          84,855,082           11,368,924
---------------------------------------------------------------------------------------------------------------------------
End of period (a)                                 $199,915,469       $128,957,911        $129,875,876          $84,855,082
===========================================================================================================================


(a) Includes accumulated net investment income (loss) of ($155,298) and $279,273 at June 30, 1997 for Wanger U.S. Small Cap and Wanger International Small Cap, respectively.

See accompanying notes to financial statements.



                                                  Wagner Advisors Trust   1997 Semi-Annual Report
---------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                            Financial Highlights
                                                 (Unaudited)

                                                               Six months ended          Year ended    May 3, 1995 through
                                                                  June 30, 1997   December 31, 1996      December 31, 1995
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                                     $16.97              $11.60                 $10.00

Income From Investment Operations
   Net investment loss (c)                                                 (.01)               (.06)                  (.05)
Net realized and unrealized gain on investments                            2.05                5.46                   1.65
--------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                        2.04                5.40                   1.60

Less Distributions
   Dividends from net investment income                                       -                   -                      -
   Distributions from net realized gain                                    (.39)               (.03)                     -
--------------------------------------------------------------------------------------------------------------------------
   Total distributions                                                     (.39)               (.03)                     -

Net Asset Value, end of period                                           $18.62              $16.97                 $11.60
--------------------------------------------------------------------------------------------------------------------------
Total Return                                                              12.28%              46.59%                 16.00%

Ratios/Supplemental Data
Ratio of expenses to average net assets (a) (b)                            1.09%*              1.21%                  2.08%*
Ratio of net investment income (loss) to average net assets(b)             (.20)               (.41)                 (1.44)
Portfolio turnover rate                                                      31%*                46%                    59%*
Net assets at end of period                                        $199,915,469        $128,957,911            $21,903,536

The average commissions paid per share on stock transactions for the six months ended June 30, 1997 and the year ended December 31, 1996 was $.0574 and $.0581, respectively.

--------------------------------------------------------------------------------------------------------------------------

     *Annualized

(a) In accordance with a requirement of the Securities and Exchange Commission, this ratio reflects gross custodian fees. This ratio net of custodian fees paid indirectly would have been 1.07% for the six months ended June 30, 1997, 1.19% for the year ended December 31, 1996 and 2.00% for the period ended December 31, 1995.

(b) The Fund was reimbursed by the Advisor for certain expenses from May 3, 1995 through December 31, 1995. Without the reimbursement, the ratio of expenses to average net assets and the ratio of net investment income to average net assets for the period ended December 31, 1996 would have been 2.35% and (1.71%), respectively.

(c) Net investment loss per share for the six months ended June 30, 1997 and the year ended December 31, 1996 was based upon the average shares outstanding during the period.

     See accompanying notes to financial statements.

                                  Wanger Advisors Trust  1997 Semi-Annual Report
--------------------------------------------------------------------------------
Wanger International Small Cap    Financial Highlights
                                  (Unaudited)


                                                                   Six months ended           Year ended    May 3, 1995 through
                                                                      June 30, 1997    December 31, 1996      December 31, 1995
================================================================================================================================
Net Asset Value, beginning of period                                         $17.71                $13.45                 $10.00

Income From Investment Operations
     Net investment income (loss) (c)                                           .05                  (.09)                  (.03)
Net realized and unrealized gain on investments                                1.73                  4.38                   3.48
---------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                                          1.78                  4.29                   3.45

Less Distributions
     Dividends from net investment income                                         -                     -                      -
     Distributions from net realized gain                                      (.42)                 (.03)                     -
---------------------------------------------------------------------------------------------------------------------------------
     Total distributions                                                       (.42)                 (.03)                     -

Net Asset Value, end of period                                               $19.07                $17.71                 $13.45
=================================================================================================================================
Total Return                                                                  10.21%                32.01%                 34.50%
Ratios/Supplemental Data
Ratio of expenses to average net assets (a) (b)                                1.64%                 1.79%                  2.32%
Ratio of net investment income (loss) to average net assets (b)                 .52%                 (.56%)                 (.81%)*
Portfolio turnover rate                                                          38%*                  50%                    14%*
Net assets at end of period                                            $129,875,876           $84,855,082            $11,368,924


The average commissions paid per share on stock transactions for the six months ended June 30, 1997 and for the year ended December 31, 1996 was $.0096 and $.0130, respectively.

--------------------------------------------------------------------------------------------------------------------------------
        *Annualized

(a) In accordance with a requirement of the Securities and Exchange Commission, this ratio reflects gross custodian fees. This ratio net of custodian fees paid indirectly would have been 1.75% for the year ended December 31, 1996 and 2.00% for the period ended December 31, 1995.

(b) The Fund was reimbursed by the Advisor for certain expenses from May 3, 1995 through December 31, 1995. Without the reimbursement, the ratio of expenses to average net assets and the ratio of net investment income to average net assets for the period ended December 31, 1995 would have been 4.20% and (2.69%), respectively.

(c) Net investment income (loss) per share for the six months ended June 30, 1997 and the year ended December 31, 1996 was based upon the average shares outstanding during the period.

     See accompanying notes to financial statements.

                Wanger Advisors Trust   1997 Semi-Annual Report
--------------------------------------------------------------------------------
Notes to Financial Statements
(Unaudited)

1. Nature of Operations
Wanger U.S. Small Cap and Wanger International Small Cap ("the Funds") are series of Wanger Advisors Trust ("the Trust"), an open-end management investment company organized as a Massachusetts business trust. The investment objective of each Fund is to seek long-term growth of capital. The Funds are available only for allocation to certain life insurance company separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts, and may also be offered directly to certain types of pension plans and retirement arrangements.

2. Significant Accounting Policies
Security valuation
Investments are stated at current value. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation. Securities for which there are no reported sales on the valuation date are valued at the mean of the latest bid and ask quotation or, if there is no ask quotation, at the most recent bid quotation. Money market instruments having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis. Securities for which quotations are not readily available and any other assets are valued as determined in good faith by the Board of Trustees.

Foreign currency translations
Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.

Security transactions and investment income
Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund. Interest income is recorded on the accrual basis and includes amortization of discounts on money market instruments and on long-term debt instruments when required for federal income tax purposes. Realized gains and losses from security transactions are reported on an identified cost basis.

Fund share valuation
Fund shares are sold and redeemed on a continuing basis at net asset value. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange on each day the Exchange is open for trading by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund's shares outstanding.

Custodian fees
Custodian fees are reduced based on each Fund's cash balances maintained with the custodian. This presentation does not affect the determination of net investment income.

Federal income taxes, dividends and distributions to shareholders
The Funds have complied with the special provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, distribute all of their taxable income, as well as any net realized gain on sales of investments and foreign currency transactions reportable for federal income tax purposes.

     Wanger International Small Cap has elected to mark-to-market its investments in Passive Foreign Investment Companies ("PFICS") for income tax purposes. In accordance with this election, the Fund recognizes net unrealized appreciation on PFICS as ordinary income for federal income tax purposes. Cumulative net unrealized appreciation at June 30, 1997 amounted to $187,956.

     Dividends and distributions payable to its shareholders are recorded by each Fund on the ex-dividend date.

                Wanger Advisors Trust   1997 Semi-Annual Report
--------------------------------------------------------------------------------
                                 [WANGER LOGO]
Notes to Financial Statements
(Unaudited)

3. Transaction with Affiliates

The Funds' investment advisor, Wanger Asset Management, L.P., ("WAM") furnishes continuing investment supervision to the Funds and is responsible for overall management of the Funds' business affairs. Each Fund pays WAM a monthly advisory fee based upon average daily net assets at the following rates:

                                  Wanger U.S.   Wanger International
                                    Small Cap              Small Cap
--------------------------------------------------------------------
Average Daily Net Assets:
        For the first $100 million      1.00%                  1.30%
        Next $150 million                .95%                  1.20%
        In excess of $250 million        .90%                  1.10%
--------------------------------------------------------------------

     The investment advisory agreement also provides that WAM will reimburse the Funds to the extent that ordinary operating expenses (computed based on net custodian fees) exceed 1.50% for Wanger U.S. and 1.90% for Wanger International Small Cap, of average net assets. WAM was not required to reimburse the Funds under these agreements for the six months ended June 30, 1997.
     Certain officers and trustees of the Trust are also principals of WAM. The Trust makes no direct payments to its officers and trustees who are affiliated with WAM. Wanger U.S. Small Cap and Wanger International Small Cap incurred trustees' fees and expenses of $7,950 each in 1997 to trustees not affiliated with WAM.
     WAM advanced $100,000 in connection with the organization and initial registration of the Fund. These costs are being amortized and reimbursed to WAM over the period May, 1995 through April, 2000.
     WAM Brokerage Services, L.L.C., a wholly-owned subsidiary of WAM, is the distributor of each Fund's shares and receives no compensation for its services.

--------------------------------------------------------------------------------
4. Fund Share Transactions
Proceeds and payments on Fund shares as shown in the statements of changes in net assets are in respect of the following numbers of shares:

                                           ----------------------------------------   --------------------------------------
                                           Wanger U.S.Small Cap                       Wanger International Small Cap

                                               Six months ended          Year ended   Six months ended            Year ended
                                                  June 30, 1997   December 31, 1996      June 30, 1997     December 31, 1996
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                           3,123,276           6,137,385          2,117,892             4,154,432
Shares issued in reinvestment of dividend and
capital gain distributions                              210,886               5,157            136,748                 3,911
----------------------------------------------------------------------------------------------------------------------------
                                                      3,334,162           6,142,542          2,254,640             4,158,343
Less shares redeemed                                    198,322             432,817            234,237               212,404
----------------------------------------------------------------------------------------------------------------------------
Net increase in shares outstanding                    3,135,840           5,709,725          2,020,403             3,945,939
============================================================================================================================

5. Investment Transactions
The aggregate cost of purchases and proceeds from sales other than short-term obligations for the six months ended June 30, 1997 were:


                                   Purchases          Sales
Wanger U.S. Small Cap            $72,035,139     $22,884,152
Wanger International Small Cap    55,007,526      19,800,575
--------------------------------------------------------------------------------

                Wanger Advisors Trust   1997 Semi-Annual Report
--------------------------------------------------------------------------------

Wanger Advisors Trust

Trustees
Fred D. Hasselbring
Charles P. McQuaid
P. Michael Phelps
James A. Star
Ralph Wanger

Officers

Ralph Wanger
President

Charles P. McQuaid
Senior Vice President

Terence M. Hogan
Vice President

Marcel P. Houtzager
Vice President

Robert A. Mohn
Vice President

Leah J. Zell
Vice President

Merrillyn J. Kosier
Vice President

Bruce H. Lauer
Vice President and
Treasurer

Paula L. Rogers
Vice President and
Secretary

Kenneth A. Kalina
Assistant Treasurer

Transfer Agent,
Dividend Disbursing Agent
and Custodian
State Street Bank
and Trust Company
Attention:
Wanger Advisors Trust
P.O. Box 8502
Boston, Massachusetts
02266-8502

Distributor
WAM Brokerage
Services, L.L.C.
227 West Monroe Street
Suite 3000
Chicago, Illinois 60606
1-800-5-WANGER
(1-800-592-6437)

Investment Advisor
Wanger Asset
Management, L.P.
227 West Monroe Street
Suite 3000
Chicago, Illinois 60606
1-800-5-WANGER
(1-800-592-6437)

Legal Counsel
Bell, Boyd & Lloyd
Chicago, Illinois

This report, including the unaudited schedules of investments and financial statements, is submitted for the general information of the shareholders of the Wanger Advisors Trust. This report is not authorized for distribution unless preceded or accompanied by a prospectus.

Wanger Advisors Trust